Leases - Supplementary Information Regarding Lease Accounting (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Operating Lease Cost:
Operating lease cost	$ 19	$ 12
Short-term lease cost	2	1
Total lease cost	21	13
Other information:
Cash paid for amounts included in the measurement of lease liabilities- Operating Cash flows	21	13
Right-of-use assets obtained in exchange for operating lease liabilities during the period	$ 53	$ 19
Weighted-average remaining lease term	19 months	18 months
Weighted-average discount rate	32.00%	13.00%